Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Compensation [Abstract]
Schedule of Stock Option Awards

The estimated fair value of stock option awards was determined on the date of grant using the Black-Scholes option valuation model using the following assumptions during the periods indicated:

	Year ended December 31,
	2024	2023	2022
Weighted Average Risk-free interest rate	4.21%	4.65%	3.41%
Dividend yield	-	-	-
Weighted Average Volatility factor	89.73%	84.83%	91.62%
Weighted Average Expected life of the options	5	5	5

Schedule of Options Granted

The following table contains additional information concerning options granted under the existing stock-option plan:

	For the year ended December 31,
	2024		2023		2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of the year	2,842,496	$5.63	2,939,434	$5.85	2,142,547	$6.02
Granted	265,000	$3.11	53,192	$3.53	860,492	$5.49
Forfeited and expired	(209,481)	$6.05	(150,130)	$9.31	(40,730)	$6.42
Exercised	-	$-	-	$-	(22,875)	$6.49
Outstanding at end of the year	2,898,015	$5.37	2,842,496	$5.63	2,939,434	$5.85
Exercisable at end of the year	2,315,048	$5.46	2,245,993	$5.53	1,953,429	$5.55

Schedule of Changes in Nonvested Shares Granted

Following is a summary of changes in nonvested shares granted:

	For the year ended December 31,
	2024		2023		2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Balance at beginning of the year	596,503	$5.53	986,005	$6.46	529,082	$8.69
Granted	265,000	$3.11	53,192	$3.53	860,492	$5.49
Vested during the year	(233,473)	$5.88	(384,203)	$7.35	(370,839)	$7.14
Forfeited during the year	(45,063)	$4.43	(58,491)	$7.16	(32,730)	$6.43
Balance at end of the year	582,967	$4.38	596,503	$5.53	986,005	$6.46

Schedule of Exercise Prices and Remaining Contractual Life	Set forth below is data regarding the range of exercise prices and remaining contractual life (in years) for options outstanding at December 31, 2024:
Exercise price	Number of options outstanding	Remaining contractual Life (in years)	Intrinsic Value of Options Outstanding	No. of options exercisable
			(in thousands)
$1.42	15,000	9.50	$-	-
$2.69	90,304	2.18	-	90,304
$2.69	559,288	9.01	-	559,288
$3.21	224,000	9.13	-	-
$3.53	53,192	8.84	-	13,298
$3.66	250,000	5.34	-	250,000
$4.68	31,500	5.25	-	31,500
$5.34	152,250	7.25	-	78,500
$5.34	442,410	7.88	-	287,087
$5.97	150,000	7.88	-	75,000
$6.22	147,536	1.47	-	147,536
$6.22	332,110	9.01	-	332,110
$8.19	150,000	9.01	-	150,000
$9.02	40,500	5.87	-	40,500
$10.12	2,421	3.87	-	2,421
$10.12	6,534	9.01	-	6,534
$12.23	250,000	6.41	-	250,000
$21.40	970	9.01	-	970
	2,898,015		$-	2,315,048

Schedule of Restricted Stock Units Granted	The following table contains information concerning restricted stock units granted under the existing equity incentive plans:
	For the year ended December 31,
	2024		2023		2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Nonvested at beginning of period	621,135	$3.14	157,560	$10.02	229,331	$10.08
Granted	825,687	$1.266	529,854	$1.90	-	$-
Vested	(175,991)	$4.06	(52,521)	$10.05	(67,458)	$9.91
Forfeited	(36,259)	$2.75	(13,758)	$9.77	(4,313)	$14.67
Nonvested at end of period	1,234,572	$1.77	621,135	$3.14	157,560	$10.02

Schedule of Share-Based Compensation Expense	The following table summarizes share-based compensation expenses related to grants under the 2019 Plan included in the statements of operations:
	Year ended December 31,
(in thousands)	2024	2023	2022
Research & development	$916	$524	$876
General & administrative	1,149	1,427	1,836
Total	$2,065	$1,951	$2,712